Contents of Significant Accounts - Details of Long-term Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 19,279,342		$ 36,624,907
Less: Current portion	(2,485,053)		(19,873,011)
Total	16,794,289	$ 546,511	16,751,896
Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 19,279,342		$ 36,624,907
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	0.86%	0.86%	0.85%	0.84%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	5.62%	5.62%	4.66%	4.67%
Secured Long-Term Loan from Mega International Commercial Bank (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from October 24, 2019 to October 24, 2024 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 9,732		$ 14,598
Secured Long-Term Loan from Mega International Commercial Bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from February 23, 2022 to February 22, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 18,000
Secured Long-Term Loan from Taiwan Cooperative Bank (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from October 19, 2015 to October 19, 2025 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 35,676		47,568
Secured Long-Term Loan from Taiwan Cooperative Bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from May 31, 2019 to May 31, 2023 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 4,375		13,125
Secured Long-Term Loan from Taiwan Cooperative Bank (3) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from August 13, 2020 to August 13, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 32,000		44,000
Secured Long-Term Loan from Taiwan Cooperative Bank (4) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from October 29, 2020 to August 29, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 16,552		22,759
Secured Long-Term Loan from Taiwan Cooperative Bank (5) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from April 15, 2021 to April 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (5) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 84,166		101,000
Secured Syndicated Loans from China Development Bank and 6 others (1) (Note A) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from October 20, 2016 to October 19, 2024 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Syndicated Loans from China Development Bank and 6 others (1) (Note A) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 1,915,577		18,158,940
Secured Syndicated Loans from China Development Bank and 6 others (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from March 19, 2021 to March 18, 2031 withsemi-annually interest payments. Interest-only payment for the firstand the second year.
Secured Syndicated Loans from China Development Bank and 6 others (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 12,415,200		12,236,000
Secured Long-Term Loan from First Commercial Bank [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from December 2, 2021 to December 2, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from First Commercial Bank [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 47,000		47,000
Secured Long-Term Loan from KGI Bank [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from December 27, 2021 to December 27, 2026 with monthly interest payments. Interest-only payment for the first and the second year.
Secured Long-Term Loan from KGI Bank [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 21,000		21,000
Secured Long-Term Loan from Shanghai Commercial Bank [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from January 19, 2022 to December 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 22,200
Unsecured Long-Term Loan from Xiamen Bank [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from November 24, 2020 to May 24, 2022 of RMB¥0.1 million with monthly interest payments and the remaining principal will be repaid once at maturity. Interest-only payment for the first semi-annually year.
Unsecured Long-Term Loan from Xiamen Bank [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		436,126
Unsecured Long-Term Loan from Bank of China [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from June 24, 2023 to June 24, 2026 with quarterly interest payments.
Unsecured Long-Term Loan from Bank of China [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 1,797,364		982,791
Unsecured Long-Term Loan from Bank of Taiwan (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from March 10, 2022 to December 10, 2024 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		500,000
Unsecured Long-Term Loan from Bank of Taiwan (2) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from March 24, 2023 to March 24, 2025 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (2) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 2,000,000		450,000
Unsecured Revolving Loan from Mega International Commercial Bank (Note B) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from October 16, 2020 to April 16, 2022 with monthly interest payments.
Unsecured Revolving Loan from Mega International Commercial Bank (Note B) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		500,000
Unsecured Revolving Loan from Taipei Fubon Bank (Note C) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable annually from August 9, 2020 to August 9, 2023 with monthly interest payments.
Unsecured Revolving Loan from Taipei Fubon Bank (Note C) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		200,000
Unsecured Revolving Loan from Chang Hwa Commercial Bank (Note D) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from January 27, 2021 to October 27, 2022 with monthly interest payments.
Unsecured Revolving Loan from Chang Hwa Commercial Bank (Note D) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		550,000
Unsecured Revolving Loan from KGI Bank (Note E ) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable annually from August 10, 2023 to August 10, 2026 with monthly interest payments.
Unsecured Revolving Loan from KGI Bank (Note E ) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		500,000
Unsecured Revolving Loan from First Commercial Bank (1) (Note F and G) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on February 25, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (1) (Note F and G) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 300,000		300,000
Unsecured Revolving Loan from First Commercial Bank (2) (Note F and G) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on March 15, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (2) (Note F and G) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 300,000		300,000
Unsecured Revolving Loan from First Commercial Bank (3) (Note F and G) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on June 15, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (3) (Note F and G) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 200,000		200,000
Secured LongTerm Loan from Mega International Commercial Bank (3) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from December 22, 2022 to February 23, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured LongTerm Loan from Mega International Commercial Bank (3) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 60,500		0
Unsecured Revolving Loan from Yuanta Commercial Bank (Note H) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable annually from March 2, 2023 to March 2, 2026 with monthly interest payments.
Unsecured Revolving Loan from Yuanta Commercial Bank (Note H) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		$ 1,000,000